Employee future benefits - Included in comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Actuarial loss on defined benefit plans	$ (289)	$ (400)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Actuarial loss on defined benefit plans	(281)	(383)
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Actuarial loss on defined benefit plans	$ (8)	$ (17)